Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ 3,173	$ 3,897	$ 4,198
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from prior period	(19.00%)
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	(24.00%)
Operating segments (cash earnings)
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ 3,296	3,814	4,251
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from prior period	(14.00%)
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	(22.00%)
Net cash earnings adjustment
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ (123)	83	(53)
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	132.00%
Amortisation of intangible assets
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation			(17)
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	(100.00%)
Fair value gain/(loss) on economic hedges
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ (125)	163	(37)
Ineffective hedges
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	5	(4)	(9)
Adjustments relating to Pendal (BTIM)
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ (5)	(73)
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from prior period	(93.00%)
Treasury shares
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ 2	$ (3)	$ 10
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	(80.00%)